Common Shares (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of Common Shares Issued During the Year
Common shares issued during the period were as follows.

	Quarter Ended		Year-to-Date
	June 30, 2017		June 30, 2017
	Number		Number
	of Shares	Amount	of Shares	Amount
	(in thousands)	($ millions)	(in thousands)	($ millions)
Balance, beginning of period	415,571	11,340	401,486	10,762
Private Offering	—	—	12,195	500
Dividend Reinvestment Plan	1,451	63	2,955	126
Stock Option Plans	719	26	955	34
Employee Share Purchase Plan	137	6	277	12
Consumer Share Purchase Plan	7	—	15	1
Conversion of Convertible Debentures	—	—	2	—
Balance, end of period	417,885	11,435	417,885	11,435